Segment Information	6 Months Ended
Jun. 29, 2013
Segment Information

11. Segment Information

Operating segments are defined as components of an enterprise that engage in business activities for which separate financial information is available and evaluated by the chief operating decision maker in deciding how to allocate resources and assessing performance. The Company’s chief operating decision maker is its chief executive officer. The chief executive officer reviews financial information presented on a consolidated basis, for purposes of allocating resources and evaluating financial performance. The Company has one business activity and there are no segment managers who are held accountable for operations, or plans for levels or components below the consolidated unit level. Accordingly, the Company operates as a single reportable segment.

The Company’s revenues by geographic region, based on the location to where the product was shipped, are summarized as follows (in thousands):

	Year Ended December 31,			Six Months Ended
	2010	2011	2012	June 30, 2012	June 29, 2013
				(unaudited)
United States	$33,812	$48,323	$71,666	$29,002	$42,555
Rest of Americas	1,881	3,959	5,729	2,901	3,079
Europe, Middle East and Africa	6,889	10,370	13,373	4,757	7,095
Asia Pacific	3,904	5,453	5,947	2,509	5,493

Total	$46,486	$68,105	$96,715	$39,169	$58,222

The Company’s long-lived assets by geographic region is summarized as follows (in thousands):

	As of December 31,		As of June 29, 2013
	2011	2012
			(unaudited)
United States	$1,950	$2,539	$3,343
Other	67	147	215

	$2,017	$2,686	$3,558